Subsequent events	12 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
Subsequent events

19	Subsequent events

The Company has assessed all subsequent events through the date that the consolidated financial statements were issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On August 11, 2026, the Company filed a registration statement on Form F-1/A with the U.S. Securities and Exchange Commission in connection with a proposed offering of Class A ordinary shares and warrants to purchase Class A ordinary shares. As of the date these consolidated financial statements were issued, the registration statement had not been declared effective, and the terms, timing and completion of the proposed offering remained subject to market conditions and other customary conditions. Accordingly, no adjustment relating to the proposed offering has been recognized in the consolidated financial statements.

On July 21, 2026, the Company issued a notice convening an extraordinary general meeting of shareholders to consider and vote upon proposals to (i) increase the Company’s authorized share capital and (ii) authorize the Board of Directors, in its discretion, to implement one or more share consolidations during the two-year period following the meeting, subject to a maximum cumulative consolidation ratio of 15-to-1. The meeting, originally scheduled for August 18, 2026, was subsequently postponed and rescheduled to August 31, 2026. As of the date these consolidated financial statements were issued, the proposals remained subject to shareholder approval and no share consolidation had been implemented. Accordingly, these matters were treated as non-recognized subsequent events and did not result in any adjustment to the consolidated financial statements for the year ended April 30, 2026.